Interest in Other Entities (Details) - Schedule of general information	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Jeffs’ Brands Ltd. [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by non-controlling interest	64.06%	49.97%
Eventer Ltd. [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by non-controlling interest	53.79%	52.31%
Charging Robotics Ltd. [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel	Israel
Ownership rights held by non-controlling interest
GERD IP Inc. [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	USA	USA
Ownership rights held by non-controlling interest	10.00%	10.00%
Gix Internet Ltd. [Member]
Interest in Other Entities (Details) - Schedule of general information [Line Items]
Main place of the business	Israel
Ownership rights held by non-controlling interest	57.75%